Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Parent Company Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 2,025
Prepaid expenses and other current assets, net	7,342
Investment in subsidiaries	6,716
Total assets	16,083
LIABILITIES AND SHAREHOLDERS’(DEFICIT)/EQUITY
Accrued expenses and other current liabilities	5
Deficit in investment in subsidiaries		5,284
Total liabilities	5	5,284
Shareholders’(deficit)/equity
Additional paid in capital	144,160	95,764
Accumulated deficit	(128,091)	(101,056)
Total shareholders’(deficit)/equity	16,078	(5,284)
TOTAL LIABILITIES AND (DEFICIT)/EQUITY	16,083
Class A Ordinary Shares [Member]
Shareholders’(deficit)/equity
Ordinary shares, value	4	3
Class B Ordinary Shares [Member]
Shareholders’(deficit)/equity
Ordinary shares, value	$ 5	$ 5